UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2012
                                                   ------------------

Check here if Amendment [   ];                     Amendment Number: ___

     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Ecofin Limited
          -------------------------------

Address:  15 Buckingham Street
          -------------------------------

          London WC2N 6DU, United Kingdom
          -------------------------------

Form 13F File Number:  028-
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John Murray
          -------------------------------

Title:    Chairman
          -------------------------------

Phone:    +44 (0)20 7451 2941
          -------------------------------

Signature, Place, and Date of Signing:

          /s/ John Murray     London, United Kingdom     December 31, 2012
          ---------------     ----------------------     -----------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:       0
                                         -----------

Form 13F Information Table Entry Total:  56
                                         -----------

Form 13F Information Table Value Total:  $294,997
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.               Name

------            ----------------------

                                                                                     INVEST-
                                                                                      MENT    OTHER       VOTING AUTHORITY
                              TITLE OF               VALUE    SHARES /   SH /  PUT/  DISCRE-  MANA-  ---------------------------
SECURITY                       CLASS      CUSIP    (X$1,000)   PRN AMT   PRN   CALL   TION    GERS     SOLE        SHARED   NONE
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ------------  ------   ----
AMERICAN ELECTRIC POWER       ORD       025537101       986      23,112  SH          Sole                  23,112
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ------------  ------   ----
CHENIERE ENERGY INC           ORD       16411R208     4,269     227,333  SH          Sole                 227,333
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ------------  ------   ----
CMS ENERGY CORP               ORD       125896100     4,397     180,352  SH          Sole                 180,352
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ------------  ------   ----
EXELON CORP                   ORD       30161N101     3,015     101,372  SH          Sole                 101,372
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ------------  ------   ----
NISOURCE INC                  ORD       65473P105     5,391     216,588  SH          Sole                 216,588
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ------------  ------   ----
NRG ENERGY INC                ORD       629377508    11,953     519,924  SH          Sole                 519,924
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ------------  ------   ----
OGE ENERGY CORP               ORD       670837103    10,713     190,256  SH          Sole                 190,256
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ------------  ------   ----
PEPCO HOLDINGS INC            ORD       713291102       693      35,362  SH          Sole                  35,362
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ------------  ------   ----
QUANTA SERVICES INC           ORD       74762E102    14,035     514,291  SH          Sole                 514,291
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ------------  ------   ----
EDISON INTERNATIONAL          ORD       281020107     2,922      64,668  SH          Sole                  64,668
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ------------  ------   ----
NORTHEAST UTILITIES           ORD       664397106    10,208     261,217  SH          Sole                 261,217
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ------------  ------   ----
WILLIAMS COS INC              ORD       969457100    21,198     647,466  SH          Sole                 647,466
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ------------  ------   ----
AMEREN CORPORATION            ORD       023608102       857      27,896  SH          Sole                  27,896
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ------------  ------   ----
DUKE ENERGY CORP              ORD       26441C204     1,506      23,606  SH          Sole                  23,606
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ------------  ------   ----
SPECTRA ENERGY CORP           ORD       847560109     8,434     308,044  SH          Sole                 308,044
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ------------  ------   ----
CALPINE CORP (UN*)            ORD       131347304    20,143   1,111,041  SH          Sole               1,111,041
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ------------  ------   ----
FIRST SOLAR INC               ORD       336433107     2,071      67,112  SH          Sole                  67,112
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ------------  ------   ----
MEMC ELECTRONIC MATERIALS     ORD       552715104     1,209     376,694  SH          Sole                 376,694
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ------------  ------   ----
EQT CORP                      ORD       26884L109     7,949     134,775  SH          Sole                 134,775
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ------------  ------   ----
COVANTA HOLDING CORP          ORD       22282E102     2,503     135,892  SH          Sole                 135,892
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ------------  ------   ----
POWER-ONE INC (UQ*)           ORD       73930R102     8,542   2,079,305  SH          Sole               2,079,305
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ------------  ------   ----
TRINA SOLAR LTD-SPON ADR      DR        89628E104     4,904   1,129,990  SH          Sole               1,129,990
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ------------  ------   ----
TESLA MOTORS INC              ORD       88160R101    13,615     401,967  SH          Sole                 401,967
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ------------  ------   ----
PPL 9.5% CV PRF 01-JUL-2013
(TRACE*)                      CONVPRF   69351T601     3,139      60,000  SH          Sole                  60,000
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ------------  ------   ----
NEXTERA ENERGY INC            ORD       65339F101    20,161     291,384  SH          Sole                 291,384
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ------------  ------   ----
POLYPORE INTERNATIONAL INC
(UN*)                         ORD       73179V103     3,246      69,812  SH          Sole                  69,812
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ------------  ------   ----
ANADARKO PETROLEUM CORP
(UN*)                         ORD       032511107       277       3,721  SH          Sole                   3,721
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ------------  ------   ----
GENERAL ELECTRIC              ORD       369604103    30,961   1,475,016  SH          Sole               1,475,016
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ------------  ------   ----
KINDER MORGAN INC             ORD       49456B101     6,970     197,282  SH          Sole                 197,282
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ------------  ------   ----
CABOT OIL AND GAS CORP(UN*)   ORD       127097103       313       6,294  SH          Sole                   6,294
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ------------  ------   ----
PPL 8.75% 01-MAY-2014 PFD     CONVPRF   69351T114     2,687      50,000  SH          Sole                  50,000
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ------------  ------   ----
NATIONAL OILWELL VARCO        ORD       637071101       374       5,469  SH          Sole                   5,469
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ------------  ------   ----
CONOCOPHILLIPS                ORD       20825C104       230       3,974  SH          Sole                   3,974
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ------------  ------   ----
RANGE RESOURCES CORP          ORD       75281A109       278       4,426  SH          Sole                   4,426
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ------------  ------   ----
HELMERICH AND PAYNE           ORD       423452101       352       6,283  SH          Sole                   6,283
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ------------  ------   ----
WESTPORT INNOVATIONS (US)     ORD       960908309     4,409     165,056  SH          Sole                 165,056
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ------------  ------   ----
BADGER METER INC              ORD       056525108     2,440      51,472  SH          Sole                  51,472
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ------------  ------   ----
CLEAN ENERGY FUELS            ORD       184499101       176      14,111  SH          Sole                  14,111
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ------------  ------   ----
ENERSYS                       ORD       29275Y102     6,619     175,885  SH          Sole                 175,885
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ------------  ------   ----
ESCO TECHNOLOGIES             ORD       296315104     3,914     104,622  SH          Sole                 104,622
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ------------  ------   ----
FUEL SYSTEMS SOLUTIONS        ORD       35952W103     1,129      76,781  SH          Sole                  76,781
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ------------  ------   ----
GT ADVANCED TECHNOLOGIES      ORD       36191U106     1,144     377,407  SH          Sole                 377,407
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ------------  ------   ----
ITRON INC US                  ORD       465741106     3,584      80,450  SH          Sole                  80,450
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ------------  ------   ----
UNIVERSAL DISPLAY             ORD       91347P105     3,695     144,227  SH          Sole                 144,227
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ------------  ------   ----
SUNPOWER CORP                 ORD       867652406       595     105,840  SH          Sole                 105,840
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ------------  ------   ----
VEECO INSTRUMENTS INC (UW*)   ORD       922417100     2,062      69,853  SH          Sole                  69,853
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ------------  ------   ----
EXIDE TECHNOLOGIES            ORD       302051206     1,144     334,533  SH          Sole                 334,533
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ------------  ------   ----
A.O. SMITH                    ORD       831865209     1,955      30,995  SH          Sole                  30,995
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ------------  ------   ----
MYR GROUP INC/DELAWARE (UN)   ORD       55405W104     6,144     276,137  SH          Sole                 276,137
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ------------  ------   ----
CREE INC                      ORD       225447101     6,649     195,674  SH          Sole                 195,674
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ------------  ------   ----
EPL OIL AND GAS INC           ORD       26883D108       227      10,080  SH          Sole                  10,080
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ------------  ------   ----
GENERAL MOTORS                ORD       37045V100     6,271     217,516  SH          Sole                 217,516
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ------------  ------   ----
KBR                           ORD       48242W106     3,558     118,923  SH          Sole                 118,923
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ------------  ------   ----
NAVISTAR                      ORD       63934E108     1,817      83,468  SH          Sole                  83,468
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ------------  ------   ----
BORGWARNER                    ORD       099724106     5,192      72,494  SH          Sole                  72,494
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ------------  ------   ----
LUXFER HOLDINGS PLC-ADR
(US*)                         DR        550678106     1,772     144,405  SH          Sole                 144,405
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ------------  ------   ----